Operating Segments (Sales by geographical location of the customer by Operating Segments) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of geographical areas [Line Items]
Sales	$ 5,556	$ 5,418	$ 5,363
Europe [Member]
Disclosure of geographical areas [Line Items]
Sales	1,970	1,918	1,863
Asia [Member]
Disclosure of geographical areas [Line Items]
Sales	1,488	1,342	1,275
North America [Member]
Disclosure of geographical areas [Line Items]
Sales	978	1,175	1,141
Rest of the world [Member]
Disclosure of geographical areas [Line Items]
Sales	408	317	496
South America [Member]
Disclosure of geographical areas [Line Items]
Sales	712	666	588
Industrial Products [Member]
Disclosure of geographical areas [Line Items]
Sales	1,296	1,193	1,120
Industrial Products [Member] | Europe [Member]
Disclosure of geographical areas [Line Items]
Sales	473	456	424
Industrial Products [Member] | Asia [Member]
Disclosure of geographical areas [Line Items]
Sales	399	351	301
Industrial Products [Member] | North America [Member]
Disclosure of geographical areas [Line Items]
Sales	347	327	330
Industrial Products [Member] | Rest of the world [Member]
Disclosure of geographical areas [Line Items]
Sales	56	40	40
Industrial Products [Member] | South America [Member]
Disclosure of geographical areas [Line Items]
Sales	21	19	25
Potash [Member]
Disclosure of geographical areas [Line Items]
Sales	1,623	1,383	1,338
Potash [Member] | Europe [Member]
Disclosure of geographical areas [Line Items]
Sales	459	386	421
Potash [Member] | Asia [Member]
Disclosure of geographical areas [Line Items]
Sales	519	433	396
Potash [Member] | North America [Member]
Disclosure of geographical areas [Line Items]
Sales	107	116	93
Potash [Member] | Rest of the world [Member]
Disclosure of geographical areas [Line Items]
Sales	130	101	161
Potash [Member] | South America [Member]
Disclosure of geographical areas [Line Items]
Sales	408	347	267
Phosphate Solutions [Member]
Disclosure of geographical areas [Line Items]
Sales	2,099	2,037	2,186
Phosphate Solutions [Member] | Europe [Member]
Disclosure of geographical areas [Line Items]
Sales	719	749	717
Phosphate Solutions [Member] | Asia [Member]
Disclosure of geographical areas [Line Items]
Sales	481	476	511
Phosphate Solutions [Member] | North America [Member]
Disclosure of geographical areas [Line Items]
Sales	405	369	380
Phosphate Solutions [Member] | Rest of the world [Member]
Disclosure of geographical areas [Line Items]
Sales	230	166	304
Phosphate Solutions [Member] | South America [Member]
Disclosure of geographical areas [Line Items]
Sales	264	277	274
Innovative Ag Solutions [Member]
Disclosure of geographical areas [Line Items]
Sales	741	692	661
Innovative Ag Solutions [Member] | Europe [Member]
Disclosure of geographical areas [Line Items]
Sales	362	326	319
Innovative Ag Solutions [Member] | Asia [Member]
Disclosure of geographical areas [Line Items]
Sales	105	100	74
Innovative Ag Solutions [Member] | North America [Member]
Disclosure of geographical areas [Line Items]
Sales	103	94	110
Innovative Ag Solutions [Member] | Rest of the world [Member]
Disclosure of geographical areas [Line Items]
Sales	150	150	139
Innovative Ag Solutions [Member] | South America [Member]
Disclosure of geographical areas [Line Items]
Sales	21	22	19
Other activities [Member]
Disclosure of geographical areas [Line Items]
Sales	79	384	340
Other activities [Member] | Europe [Member]
Disclosure of geographical areas [Line Items]
Sales	49	87	77
Other activities [Member] | Asia [Member]
Disclosure of geographical areas [Line Items]
Sales	2	3	6
Other activities [Member] | North America [Member]
Disclosure of geographical areas [Line Items]
Sales	24	282	250
Other activities [Member] | Rest of the world [Member]
Disclosure of geographical areas [Line Items]
Sales	3	7	6
Other activities [Member] | South America [Member]
Disclosure of geographical areas [Line Items]
Sales	1	5	1
Reconciliation [Member]
Disclosure of geographical areas [Line Items]
Sales	(282)	(271)	(282)
Reconciliation [Member] | Europe [Member]
Disclosure of geographical areas [Line Items]
Sales	(92)	(86)	(95)
Reconciliation [Member] | Asia [Member]
Disclosure of geographical areas [Line Items]
Sales	(18)	(21)	(13)
Reconciliation [Member] | North America [Member]
Disclosure of geographical areas [Line Items]
Sales	(8)	(13)	(22)
Reconciliation [Member] | Rest of the world [Member]
Disclosure of geographical areas [Line Items]
Sales	(161)	(147)	(154)
Reconciliation [Member] | South America [Member]
Disclosure of geographical areas [Line Items]
Sales	$ (3)	$ (4)	$ 2